Analysis of Assets and Liabilities By Financial Instrument Classification	12 Months Ended
Feb. 28, 2021
Disclosure of offsetting of financial assets and financial liabilities [text block] [Abstract]
ANALYSIS OF ASSETS AND LIABILITIES BY FINANCIAL INSTRUMENT CLASSIFICATION
32.	ANALYSIS OF ASSETS AND LIABILITIES BY FINANCIAL INSTRUMENT CLASSIFICATION

The following table shows the carrying amounts and classification of financial assets and financial liabilities. The carrying amounts are considered to approximate their fair values.

	Notes	2021	2020
		Figures in Rand thousands
Financial assets (at amortized cost)
Loans to related parties	12	19,400	11,013
Trade and other receivables (excludes prepayments and VAT)	11	269,593	230,312
Cash and cash equivalents	13	104,937	146,591
Other financial asset	14	882,420	-
		1,276,350	387,916
Financial liabilities (other financial liabilities)
Loans from related parties	12	891,977	8,362
Trade and other payables (excludes VAT)	19	235,510	148,812
Term loans	16	15,930	22,969
Deferred revenue	18	246,765	208,782
Bank overdraft	13	28,839	-
		1,419,021	388,925